Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cost of revenues:
Online advertising	$ 14,838	$ 13,827	$ 6,535
Others	21,490	17,518	20,046
Operating expenses:
Sales and marketing	241,307	128,830	60,639
General and administrative	107,451	57,191	33,514
Related Party [Member]
Cost of revenues:
Online advertising	690	373	50
Others	0	1,310	1,552
Operating expenses:
Sales and marketing	10,401	13,390	14,026
General and administrative	$ 15	$ 12	$ 27